Non-Cash Share-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2022
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Changes in Employee Shares

A summary of the changes in the Employee Shares from December 31, 2021 through March 31, 2022 is as follows.

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2021	47,332	$10.82
Granted	—	0.00
Vested	(8,202)	8.94
Forfeited	(3,399)	12.38
Unvested balance as of March 31, 2022	35,731	$10.78

Assumptions Used in Black-Scholes Option Pricing Model to Determine Fair Value of Share Options Granted to Employees and Directors

The assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the three months ended March 31, 2022 were as follows:

For the Three Months Ended March 31,
2022
Expected option life (years)	6.30
Expected volatility	74.7%
Risk-free interest rate	1.8%
Expected dividend yield	—

Summary of Share Options

Share Options

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2021	5,421,715	$9.23	8.37	$—
Granted	3,433,360	1.20
Exercised	—
Expired	(50,971)	14.58
Canceled or Forfeited	(698,883)	9.65
Outstanding as of March 31, 2022	8,105,221	5.77	8.79	$5
Exercisable as of March 31, 2022	1,531,451	13.02	—	-
Vested and expected to vest as of March 31, 2022	8,105,221	$5.77	8.79	$5

Summary of Activity Related to RSUs

The Company has granted (i) RSUs that generally vest over a period of four years from the date of grant and (ii) RSUs to certain new employees in order to compensate them for equity awards forfeited to their previous employers. The latter RSUs generally vest over a period of under one year from the date of grant. The Company granted share options and RSUs as its annual equity incentive awards to employees during the three months ended March 31, 2022. In 2021, the annual equity incentive awards consisted only of share options. The following table summarizes the activity related to RSUs from December 31, 2021, through March 31, 2022:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2021	88,750	$10.01
Granted	570,820	1.18
Exercised	(27,800)	7.67
Canceled or Forfeited	(36,875)	8.77
Outstanding as of March 31, 2022	594,895	$1.68

Summary of Non-Cash Share-Based Compensation Expense

Non-cash share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	For the Three Months Ended March 31,
	2022	2021
Research and development	$601	$1,201
General and administrative	775	1,345
	$1,376	$2,546